111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

June 28, 2016

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 248 (the “Fund”)

(File No. 333-211631) (CIK# 1668470)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund.

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on May 26, 2016. The Fund consists of a unit investment trust, Smart Trust, Smart Ten Trust, Series 5 (the “Trust”). We received verbal comments from the staff of the Commission in a telephone conversation between Matthew Wirig and Anu Dubey on June 17, 2016, requesting that we make certain changes to the Registration Statement and address certain other concerns. We have responded to or addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

The following are our responses to the staff’s comments:

Comment 1

The comment requested that the last sentence under the “Investment Summary—Principal Investment Strategy” section of the prospectus for the Trust be revised to eliminate the Sponsor’s discretion in determining whether an announced business acquisition would exclude a security from the universe of securities from which the Trust’s portfolio is selected. The prospectus has been updated in accordance with this comment.

Comment 2

The comment requested that the “Investment Summary—Principal Risk Considerations” section of the prospectus for the Trust be updated to disclose the risks associated with the Trust investing in a relatively small number of securities as opposed to a more broadly diversified portfolio. The prospectus has been updated in accordance with this comment.

Comment 3

The comment requested that the “Investment Summary—Principal Investment Strategy” section of the prospectus for the Trust be updated to disclose the manner in which dividend yield is calculated for purposes of selecting the Trust’s portfolio. The prospectus has been updated in accordance with this comment. In addition, the “Hypothetical Back-Tested Performance Information” section of the prospectus for the Trust has also been updated to include substantially similar disclosure on the manner in which dividend yield is calculated for purposes of determining hypothetical back-tested performance information.

Comment 4

The comment requested that we confirm that sector specific risk disclosure will be added to “Investment Summary—Principal Risk Considerations” and “Risk Considerations” sections of the prospectus for Trust in a final pricing amendment if 25% or more of the Trust’s portfolio consists of securities in a particular sector and add language to the the “Investment Summary—Principal Investment Strategy” section of the prospectus disclosing such concentration. We confirm that the final pricing amendment will include such risk disclosure if necessary.

Comment 5

The comment requested that the “Hypothetical Back-Tested Performance Information” section of the prospectus for the Trust be updated to identify the party calculating the hypothetical back-tested performance information. The prospectus has been updated in accordance with this comment to identify the Sponsor as the party calculating the hypothetical back-tested performance information.

Comment 6

The comment requested that the “Hypothetical Back-Tested Performance Information” section of the prospectus for the Trust be updated to state that manner in which the securities are selected for the Trust is the same for purposes of determining hypothetical back-tested performance information and to restate the selection methodology. The prospectus has been updated in accordance with this comment.

Comment 7

The comment requested that the “Hypothetical Back-Tested Performance Information” section of the prospectus for the Trust be updated to disclose the source and timing of the pricing information used by the Sponsor to determine the hypothetical back-tested performance information. The prospectus has been updated in accordance with this comment.

Comment 8

The comment requested that the “Hypothetical Back-Tested Performance Information” section of the prospectus for the Trust be updated to disclose whether the hypothetical back-tested performance information has been audited or verified by a third-party. The prospectus has been updated in accordance with this comment to state that the hypothetical back-tested performance information has not been audited or verified by a third-party.

Comment 9

The comment requested that the “Hypothetical Back-Tested Performance Information” section of the prospectus for the Trust be updated to add additional disclosure that the trust did not achieve the hypothetical back-tested performance and that the trust’s actual performance may be materially different than the hypothetical back-tested performance. The prospectus has been updated in accordance with this comment.

Comment 10

The comment requested that the “Hypothetical Back-Tested Performance Information” section of the prospectus for the Trust be updated to add a table showing the hypothetical back-tested average annual total returns for the 1, 3, 5, 10 year and since the year 2000 periods ending as of 12/31 of the year prior to the Trust’s selection date. The prospectus has been updated in accordance with this comment. We have also updated this section of the prospectus for the Trust to include an explanation of the manner in which the Sponsor calculated the hypothetical back-tested average annual total returns.

Comment 11

The comment requested that we verify that investors in the Trust will not be subject to “double-taxation” (i.e., tax assessed at both the unitholder and Trust levels) because of the Trust’s treatment as a grantor trust for purposes of federal income tax. We confirm that under current federal tax law all taxability issues are taken into account at the unit owner level and it is not expected that the Trust will have any tax liability if it maintains its status as a grantor trust. Separate from this correspondence, we have provided the staff with a variety of examples of prospectuses for other unit investment trusts that are also considered grantor trusts for federal income tax purposes.

Comment 12

The staff requested that the Sponsor confirm that that it will maintain records of information substantiating the hypothetical back-tested performance information for the Trust. We have been advised by the Sponsor that they will maintain such records on behalf of the trust.

Comment 13

The staff requested that the Sponsor confirm that it has adopted policies and procedures required by Rule 38a-1 under the Investment Company Act of 1940 (the “1940 Act”) designed to prevent the Trust from violating Rule 34b-1 under the 1940 Act. We have been advised by the Sponsor that it has adopted policies and procedures designed to prevent violations of Rule 34b-1 under the 1940 Act.

Comment 14

The staff requested that the Sponsor confirm that it will not use hypothetical back-tested performance in advertisements for retail investors unless such advertisements have been specifically approved by the Financial Industry Regulatory Authority, Inc. (“FINRA”). We have been advised by the Sponsor that it would submit any such advertisements to FINRA for FINRA’s review and approval prior to using such advertisements with retail investors.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on July 26, 2016, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the 1940 Act is currently being submitted to the Commission, as the filings under the 1940 Act File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,
/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP